13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 1) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2013	$ 8,334	$ 13,928
2014	2,919	3,332
2015	0	683
2016	0	0
2017	0	0
Total	11,253	17,943
Less current portion of capitalized leases	(8,334)	(13,928)
Long term capital leases	$ 2,919	$ 4,015